Segment information (Tables)	12 Months Ended
Mar. 31, 2018
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2016, March 31, 2017 and March 31, 2018:

	Fiscal years ended March 31,
	2016								2017
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income/(expense) (External)	Rs.	143,024.7	Rs.	127,326.0	Rs.	22,010.8	Rs.	292,361.5	Rs.	188,803.6	Rs.	159,644.3	Rs.	3,347.7	Rs.	351,795.6
Net interest income/(expense) (Internal)		94,302.1		(88,187.6)		(6,114.5)		—		97,969.3		(100,757.5)		2,788.2		—
Net interest revenue		237,326.8		39,138.4		15,896.3		292,361.5		286,772.9		58,886.8		6,135.9		351,795.6
Less: Provision for credit losses		19,103.0		2,428.3		—		21,531.3		31,341.7		6,609.7		—		37,951.4

Net interest revenue, after allowance for credit losses		218,223.8		36,710.1		15,896.3		270,830.2		255,431.2		52,277.1		6,135.9		313,844.2
Non-interest revenue		85,999.6		11,630.8		(796.5)		96,833.9		95,914.4		11,090.1		3,321.6		110,326.1
Non-interest expense		(167,739.7)		(13,149.2)		(1,188.4)		(182,077.3)		(187,591.4)		(15,352.0)		(1,261.4)		(204,204.8)

Income before income tax	Rs.	136,483.7	Rs.	35,191.7	Rs.	13,911.4	Rs.	185,586.8	Rs.	163,754.2	Rs.	48,015.2	Rs.	8,196.1	Rs.	219,965.5

Income tax expense							Rs.	67,536.9							Rs.	79,224.9

Segment assets:
Segment total assets	Rs.	4,534,800.3	Rs.	2,741,500.9	Rs.	460,422.1	Rs.	7,736,723.3	Rs.	4,987,187.1	Rs.	3,346,273.0	Rs.	733,520.4	Rs.	9,066,980.5

	Fiscal year ended March 31
	2018
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)
Net interest income/(expense) (External)	Rs.	279,198.3	Rs.	120,341.3	Rs.	23,611.0	Rs.	423,150.6	US$	6,499.1
Net interest income/(expense) (Internal)		65,690.2		(48,571.1)		(17,119.1)		—		—
Net interest revenue		344,888.5		71,770.2		6,491.9		423,150.6		6,499.1
Less: Provision for credit losses		52,577.1		6,820.7		—		59,397.8		912.3

Net interest revenue, after allowance for credit losses		292,311.4		64,949.5		6,491.9		363,752.8		5,586.8
Non-interest revenue		122,582.6		12,674.1		9,350.3		144,607.0		2,221.0
Non-interest expense		(210,257.2)		(19,792.1)		(1,204.1)		(231,253.4)		(3,551.9)

Income before income tax	Rs.	204,636.8	Rs.	57,831.5	Rs.	14,638.1	Rs.	277,106.4	US$	4,255.9

Income tax expense							Rs.	98,272.5	US$	1,509.3

Segment assets:
Segment total assets	Rs.	6,351,601.7	Rs.	4,140,606.7	Rs.	875,100.4	Rs.	11,367,308.8	US$	174,586.3